Discontinued operation, assets classified as held for sale and disposals, Disposal of SUSE Business - Inflow of Cash and Cash Equivalents (Details) - USD ($) $ in Millions		12 Months Ended		18 Months Ended
	Mar. 15, 2019	Oct. 31, 2019	Apr. 30, 2017	Oct. 31, 2018
Inflow of cash and cash equivalents on disposal of business [Abstract]
Investing cash flows generated from discontinued operation, net of cash disposed		$ 2,473.5	$ 0.0	$ 0.0
SUSE [Member]
Inflow of cash and cash equivalents on disposal of business [Abstract]
Disposal proceeds, less costs to sell recognized in the period	$ 2,495.0
Cash disposed	(21.5)
Investing cash flows generated from discontinued operation, net of cash disposed	$ 2,473.5